Intellectual property (Tables)	12 Months Ended
Dec. 31, 2022
Intellectual property
Acquisition Of Sfd? Geothermal Right
	December 31, 2022
	Cost	Accumulated	Net book
	Base	amortization	Value
SFD® Hydrocarbon Right acquired	$25,271,000	$12,355,134	$12,915,866
SFD® Geothermal Right acquired	275,610	22,967	252,643
	25,546,610	12,378,101	13,168,509
	December 31, 2021
	Cost	Accumulated	Net book
	Base	amortization	Value
SFD® Hydrocarbon Right acquired	$25,271,000	$10,670,400	$14,600,600
SFD® Geothermal Right acquired	275,610	9,187	266,423
	25,546,610	10,679,587	14,867,023